Note 33 - Commitments and guarantees given (Details) - EUR (€)		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		€ 130,923,000,000	€ 118,959,000,000	€ 94,268,000,000
Financial guarantees given	[1]	10,984,000,000	16,454,000,000	16,545,000,000
Of which: defaulted
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		270,000,000	247,000,000	537,000,000
Financial guarantees given		224,000,000	332,000,000	278,000,000
Other commitments and guarantees given		506,000,000	408,000,000	461,000,000
Central Banks [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		0	0	1,000,000
Financial guarantees given		0	2,000,000	0
Other commitments and guarantees given		1,000,000	1,000,000	7,000,000
Government [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		3,117,000,000	2,318,000,000	2,198,000,000
Financial guarantees given		125,000,000	159,000,000	248,000,000
Other commitments and guarantees given		521,000,000	248,000,000	227,000,000
Credit Institutions [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		11,742,000,000	9,635,000,000	946,000,000
Financial guarantees given		995,000,000	1,274,000,000	1,158,000,000
Other commitments and guarantees given		5,952,000,000	5,875,000,000	15,330,000,000
Other financial corporations
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		4,578,000,000	5,664,000,000	3,795,000,000
Financial guarantees given		583,000,000	730,000,000	3,105,000,000
Other commitments and guarantees given		2,902,000,000	2,990,000,000	3,820,000,000
Non-financial corporations
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		65,475,000,000	58,405,000,000	58,133,000,000
Financial guarantees given		8,986,000,000	13,970,000,000	11,518,000,000
Other commitments and guarantees given		29,682,000,000	25,723,000,000	25,992,000,000
Households [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		46,011,000,000	42,936,000,000	29,195,000,000
Financial guarantees given		295,000,000	319,000,000	516,000,000
Other commitments and guarantees given		151,000,000	261,000,000	362,000,000
Total Member
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		130,923,000,000	118,959,000,000	94,268,000,000
Financial guarantees given		10,984,000,000	16,454,000,000	16,545,000,000
Other commitments and guarantees given		39,209,000,000	35,098,000,000	45,738,000,000
Total Loan commitments and financial guarantees		€ 181,116,000,000	€ 170,511,000,000	€ 156,551,000,000

[1]	(*) Non-performing financial guarantees given amounted to €730, €740 and €739 million, respectively, as of December 31, 2019, 2018 and 2017.